Property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Total | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 158,031	[1],[2]	€ 140,663	[1],[2]	€ 125,358
Impact of adoption IFRS16	0		4,984	[1],[2]
Additions	15,598		16,901	[1],[2]	18,557
Acquired from business combinations	244		3,757	[1],[2]	0
Disposals	(4,648)		(6,881)	[1],[2]	(2,385)
Transfers	50		(504)	[1],[2]	(598)
Currency Translation	(3,652)		363	[1],[2]	(189)
Other	0		(1,252)	[1],[2]	(80)
Property, plant and equipment end of period	165,623		158,031	[1],[2]	140,663	[1],[2]
Total | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(56,439)	[1],[2]	(48,126)		(38,293)
Depreciation charge for the year	(14,932)		(14,419)	[1],[2]	(12,223)
Disposals	4,150		6,099	[1],[2]	2,134
Transfers	(162)		(13)	[1],[2]	243
Currency Translation	1,023		(217)	[1],[2]	(60)
Other	0		237	[1],[2]	73
Property, plant and equipment end of period	(66,360)		(56,439)	[1],[2]	(48,126)
Total | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	101,592	[1],[2]	92,537		87,065
Property, plant and equipment end of period	99,263		101,592	[1],[2]	92,537
Land and buildings | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	42,893		45,777		40,184
Impact of adoption IFRS16	0		0
Additions	256		302		3,079
Acquired from business combinations	0		61		0
Disposals	0		(37)		(99)
Transfers	(15)		(3,360)		2,728
Currency Translation	(717)		150		(119)
Other	0		0		4
Property, plant and equipment end of period	42,417		42,893		45,777
Land and buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(6,839)		(6,071)		(4,504)
Depreciation charge for the year	(1,223)		(1,199)		(1,560)
Disposals	0		36		26
Transfers	(11)		200		(18)
Currency Translation	66		(25)		(15)
Other	0		220		0
Property, plant and equipment end of period	(8,007)		(6,839)		(6,071)
Land and buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	36,054		39,706		35,680
Property, plant and equipment end of period	34,410		36,054		39,706
Plant and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	89,078		77,557		67,117
Impact of adoption IFRS16	0		0
Additions	2,600		7,363		9,476
Acquired from business combinations	220		3,046		0
Disposals	(2,953)		(6,091)		(1,882)
Transfers	7,961		7,077		2,953
Currency Translation	(2,486)		199		(25)
Other	0		(73)		(82)
Property, plant and equipment end of period	94,420		89,078		77,557
Plant and equipment | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(38,540)		(33,307)		(27,166)
Depreciation charge for the year	(10,205)		(9,162)		(8,010)
Disposals	2,632		5,704		2,102
Transfers	3,961		(1,551)		(253)
Currency Translation	872		(190)		(53)
Other	0		(34)		73
Property, plant and equipment end of period	(49,202)		(38,540)		(33,307)
Plant and equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	50,538		44,250		39,951
Property, plant and equipment end of period	45,218		50,538		44,250
Leased assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	21,646		14,327		14,303
Impact of adoption IFRS16	0		4,984
Additions	4,567		3,429		792
Acquired from business combinations	24		633		0
Disposals	(1,657)		(753)		(17)
Transfers	4,010		117		(732)
Currency Translation	(423)		8		(19)
Other	0		(1,099)		0
Property, plant and equipment end of period	20,147		21,646		14,327
Leased assets | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(11,060)		(8,441)		(6,623)
Depreciation charge for the year	(3,504)		(4,058)		(2,346)
Disposals	1,518		359		6
Transfers	3,810		1,031		514
Currency Translation	85		(2)		8
Other	0		51		0
Property, plant and equipment end of period	(9,151)		(11,060)		(8,441)
Leased assets | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	10,586		5,886		7,680
Property, plant and equipment end of period	10,996		10,586		5,886
Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	4,414		3,002		3,754
Impact of adoption IFRS16	0		0
Additions	8,175		5,807		5,210
Acquired from business combinations	0		17		0
Disposals	(38)		0		(387)
Transfers	(3,886)		(4,338)		(5,547)
Currency Translation	(26)		6		(26)
Other	0		(80)		(2)
Property, plant and equipment end of period	8,639		4,414		3,002
Construction in progress | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0		(307)		0
Depreciation charge for the year	0		0		(307)
Disposals	0		0		0
Transfers	0		307		0
Currency Translation	0		0		0
Other	0		0		0
Property, plant and equipment end of period	0		0		(307)
Construction in progress | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	4,414		2,695		3,754
Property, plant and equipment end of period	€ 8,639		€ 4,414		€ 2,695

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.
[2]	** Other includes modification of Right-of-use assets for an amount of KEUR (554).